VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.8 - Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / Waived By	Waiver in File?
xx	908572	Closed	2023-06-28 16:46	2023-06-30 16:24	Cured	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Cured-Finding cured with documentation provided
by client. - Due Diligence Vendor-06/30/2023

Ready for Review-Document Uploaded. Document
Uploaded.  - Buyer-06/30/2023

Open-Missing Third Party Fraud Report - Due
												Diligence Vendor-06/28/2023		Cured-Finding cured with documentation provided by client. - Due Diligence Vendor-06/30/2023	230522690_ThirdPartyFraudReport.pdf			CA	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
xx	723911	Closed	2023-07-14 19:25	2023-07-19 16:24	Cured	1 - Information	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Cured-Uploaded Fraud report provided has cleared all watchlist concerns, finding cured. - Due Diligence Vendor-07/19/2023

Ready for Review-Please see attached clear fraud report.  - Buyer-07/19/2023

												Open-Fraud Report Shows Uncleared Alerts SAM.GOV HITS FOR BORROWER AND LOAN OFFICER, SSN HIT FOR BORROWER. OFAC WAS CLEAR. - Due Diligence Vendor-07/14/2023		Cured-Uploaded Fraud report provided has cleared all watchlist concerns, finding cured. - Due Diligence Vendor-07/19/2023	LoanSafeConnect.230522725.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
xx	893664			Closed	2024-03-25 20:29	2024-03-25 20:30	Resolved	1 - Information	Credit	Eligibility	Subject loan is Section 32 or state high-cost loan and is not eligible	Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024 Open-Subject loan is Section 32 or state high-cost loan and is not eligible - Due Diligence Vendor-03/25/2024		Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024				CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
xx	893664			Closed	2024-03-25 20:30	2024-03-25 20:30	Resolved	1 - Information	Credit	Eligibility	Requirements of HPML or HPCT not met	Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024 Open-Requirements of HPML or HPCT not met - Due Diligence Vendor-03/25/2024		Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024				CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
xx	893664	Closed	2023-08-11 16:17	2023-08-28 17:18	Acknowledged	2 - Non-Material	Credit	Income/Employment	Business bank statements were used for income qualification and did not meet investor requirements	Acknowledged- - Due Diligence Vendor-08/28/2023

Unable to Resolve-Unable to Resolve-We agree with Auditor, please proceed with clearing file and providing the Reliance Letter.  - Buyer-08/15/2023

												Open-Qualifying income of $47,291.03 per month was used per 1008 included in file documentation. Auditor validated monthly self employment income (per bank statements provided, using eligible deposits and removing account transfers & unidentified deposits) of $43,864.27. DTI with Auditor income is 39.82%, an increase of 2.88% over qualifying DTI of 36.94%. - Due Diligence Vendor-08/11/2023						CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No